Certain Transactions - Purchase Price Allocation (Details)	Mar. 31, 2024 USD ($)
Restructuring and Related Activities [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	$ 10,342
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets	7,064
Intangible assets	21,929
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other_MB	(605)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	38,730
Goodwill	$ 21,814